Equity - Changes in Capital Issued as result of Corporate Reorganization (Detail)		12 Months Ended
	Mar. 16, 2018 CLP ($) $ / shares shares	Dec. 31, 2020 CLP ($) $ / shares shares	Dec. 31, 2018 CLP ($) shares shares	Dec. 31, 2019 CLP ($)	Apr. 02, 2018 CLP ($)	Mar. 31, 2018 shares	Dec. 20, 2017 CLP ($)
Tender Offer
Number of subscribed share		7,923,600,070
Amount paid by shareholder for subscribed shares | $		$ 649,730,695,412,000
Number of shares exercised under preferential subscription rights	47,860,124
Share exercised price under preferential subscription rights | $ / shares	82.00
Capital increased after preferential subscription rights exercised | $	$ 3,924,530,168,000
Issued capital | $		$ 3,882,103,470,000		$ 3,882,103,470,000			$ 1,891,727,278,668
Share exchange ratio | $			2.88
Issuance of new shares | $			$ 665,829,207,000
Enel Generación Chile S.A. [Member]
Tender Offer
Number of shares held by the company		2,753,096,167
Percentage of sale price on purchase price		40.00%
Purchase price per share | $ / shares		$ 590
Number of shares sold for each share in offer		2.87807
Amount of cash received by foreign shareholders | $		$ 100,748,329,200,000
Amount of cash received by domestic shareholders | $		1,523,578,409,330,000
Amount of cash received by shareholders | $		1,624,326,738,530,000
Restricted net asset value | $		$ 712,519,037,000		$ 752,696,419,000
Enel Green Power Latin America S.A. [Member]
Tender Offer
Increase in capital stock after merger | $					$ 1,071,727,278,668,000
Prior to Reorganization [Member]
Tender Offer
Number of shares outstanding						49,092,772,762
Purchased shares - national market			2,582,336,287
Purchased shares - ADS			170,759,880
Total public offer shares			2,753,096,167
Rights exercised for withdrawal by minority shareholders of Enel Chile			(967,520,598)
Issuance of new shares | $			$ 649,730,695,000
Total repurchase of shares | $			$ (967,520,598)
Prior to Reorganization [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Number of shares issued			827,205,371
After Reorganization [Member]
Tender Offer
Purchased shares - national market			7,432,144,598
Purchased shares - ADS			491,455,472
Total public offer shares			7,923,600,070
Number of shares issued			70,134,077,818
Rights exercised for withdrawal by minority shareholders of Enel Chile			(967,520,598)
Total repurchase of shares | $			$ (967,520,598)
After Reorganization [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Number of shares issued			13,069,844,862
After Merger [Member]
Tender Offer
Number of shares issued			69,166,557,220
Enel SpA [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Share exchange ratio			15.8
Enel SpA [Member] | Prior to Reorganization [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Number of shares issued			827,205,371
Enel SpA [Member] | After Reorganization [Member] | Enel Green Power Latin America S.A. [Member]
Tender Offer
Number of shares issued			13,069,844,862
Preference shares [member] | Prior to Reorganization [Member]
Tender Offer
Shares Paid for by Shareholders			47,860,124
Total Preferential Right Shares			47,860,124
Preference shares [member] | After Reorganization [Member]
Tender Offer
Shares Paid for by Shareholders			47,860,124
Total Preferential Right Shares			47,860,124
Ordinary shares [member] | Enel Generación Chile S.A. [Member]
Tender Offer
Number shares Sale order acceptance received		2,582,336,287
Number equivalent shares sale order acceptance received		170,759,880
American Depositary Shares [Member] | Enel Generación Chile S.A. [Member]
Tender Offer
Number shares Sale order acceptance received		5,691,996